ACQUISITIONS AND DISPOSALS - Acquisition Narrative (Details) - USD ($) $ in Thousands	Dec. 15, 2020	Jan. 07, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill			$ 167,379	$ 175,545	$ 154,381
M2M Group
Business Acquisition [Line Items]
Consideration transferred		$ 21,102
Cash consideration transferred		$ 19,587
Equity interest acquired (in percent)		100.00%
Retirement of certain obligation		$ 1,343
Normal course working capital		172
Goodwill		$ 8,699
M2M New Zealand
Business Acquisition [Line Items]
Consideration transferred	$ 4,005
Cash consideration transferred	$ 3,605
Equity interest acquired (in percent)	100.00%
Goodwill	$ 2,377
Tax holdback	319
Cash holdback	$ 400